7. Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Equity [Abstract]
Summary of warrants outstanding
Expiry Date	Number of Warrants	Number of Warrants Exercisable	Weighted Average Exercise Price		Grant Date Fair Value Equity	Fair Value at June 30, 2015 of Vested Warrants - Liability
June 6, 2016	300,383	300,383		$2.24 *	$170,908	$-
June 7, 2016	5,000	5,000		$1.12	3,180	-
June 6, 2017	22,500	22,500		$1.12	16,110	-
April 1, 2017	587,500	262,500	$	USD 0.04	-	340,462
				$(0.051)
October 22, 2016	3,350	3,350	$	USD 1.50	-	1,990
				$(1.90)
November 30, 2016	8,850	8,850	$	USD 2.00	-	6,213
				$(2.54)
	927,583	602,598		$0.82	$190,198	$348,665

As at March 31, 2015, the following warrants were outstanding:

Expiry Date	Number of Warrants	Number of Warrants Exercisable	Weighted Average Exercise Price	Grant Date Fair Value Equity	Fair Value at March 31, 2015 of Vested Warrants - Liability
June 6, 2016	300,383	300,383	$1.68 *	$170,908	$-
June 7, 2016	5,000	5,000	$1.12	3,180	-
June 6, 2017	22,500	22,500	$1.12	16,110	-
April 1, 2017	600,000	275,000	USD $0.04	-	356,675
			$(0.051)
October 22, 2016	3,350	3,350	USD $1.50	-	1,990
			$(1.90)
November 30, 2016	8,850	8,850	USD $2.00	-	6,213
			$(2.54)
	940,083	615,083	$0.63	$190,198	$364,878

*Exercisable at $1.68 during the first year and at $2.24 during the second year.

Schedule of option activity
	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2015	505,000	$1.73
Granted	-	-
Balance, June 30, 2015	505,000	$1.73

Schedule of stock options outstanding and exercisable
Options Outstanding			Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	4.45	210,000	$1.73	4.45